Acquisitions and Other Transactions - Acquisitions of Royalty Portfolio from Victoria Gold Corp (Details) $ in Millions, $ in Millions	Apr. 16, 2026 USD ($) item	Apr. 16, 2026 CAD ($) item	Apr. 16, 2026 CAD ($)
Acquisition Of Portfolio Of Royalties And Contingent Payment Assets | Portfolio Of Royalties And Contingent Payment Assets PricewaterhouseCoopers Inc.
Acquisitions and Other Transactions
Number of royalties acquired	6	6
Cash transferred	$ 40.0		$ 55.0
Amount of royalty buydown	$ 7.3	$ 10.0
Number of additional royalties	3	3
Acquisition Of Portfolio Of Royalties And Contingent Payment Assets | Portfolio Of Royalties And Contingent Payment Assets PricewaterhouseCoopers Inc. | AurMac Property Of Banyan Gold Corporation In Yukon
Acquisitions and Other Transactions
Maximum royalty percentage to be bought back	5.00%		5.00%
Acquisition Of Portfolio Of Royalties And Contingent Payment Assets | Portfolio Of Royalties And Contingent Payment Assets PricewaterhouseCoopers Inc. | Hylans Property Of Banyan Gold Corporation In Yukon
Acquisitions and Other Transactions
Percentage of NSR acquired	1.00%		1.00%
Acquisition of Portfolio of Royalties | Portfolio of Royalties, Victoria Gold Corp
Acquisitions and Other Transactions
Percentage of NSR acquired	6.00%		6.00%